DERIVATIVE WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Warrant Liability [Abstract]
Disclosure of detailed information about derivative warrant liability [Table Text Block]
Balance, December 31, 2021	$267,111
Fair value of adjustment	(263,446)
Balance, December 31, 2022	$3,665
Fair value of adjustment	(3,665)
Balance, December 31, 2023 and 2024	$-